Inventories (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Inventories

Inventories were comprised of the following at the end of each period:

	December 27, 2013	September 27, 2013
Raw materials and supplies	$84.6	$68.8
Work in process	212.6	191.5
Finished goods	131.7	142.8

	$428.9	$403.1

Inventories are comprised of the following at the end of each period:

	September 27, 2013	September 28, 2012
Raw materials and supplies	$68.8	$74.1
Work in process	191.5	184.7
Finished goods	142.8	176.5

Inventories	$403.1	$435.3